Equipment	12 Months Ended
Dec. 31, 2024
Property, Plant and Equipment [Abstract]
Equipment

5. Equipment:

2024	Cost	Accumulated depreciation	Net book Value

Equipment and computers	$180,503	$157,811	$22,692
Furniture and fixtures	6,750	3,639	3,111
	$187,253	$161,450	$25,803

2023	Cost	Accumulated depreciation	Net book Value

Equipment and computers	$184,487	$160,219	$24,268
Furniture and fixtures	16,517	11,551	4,966
	$201,004	$171,770	$29,234

Depreciation expense was $11,344 (2023 - $13,002 and 2022 - $9,807) for the year ended December 31, 2024.